OTHER ASSETS	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
NOTE 11.	OTHER ASSETS

Other assets consisted of the following:

	December 31,	December 31,
	2011	2010
Net deferred tax assets - noncurrent	$648,759	$749,250
Timber, timberland, and farmland use rights	78,776	1,558,479
Prepaid for acquisition of land use rights	-	7,066,061
Installment payment for ERP system	-	984,848
Others	-	35,608
Total	$727,535	$10,394,246

The cost of timber, timberland and farmland amounted to RMB 10.3 million ($1.6 million) as of December 31, 2010 was reclassified to assets held for sale as of December 31, 2011 (see Note 7).